Schedule of Investments
March 31, 2021 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 37.8%

Communication Services - 4.2%
Activision Blizzard Inc	1,731	160,983
Alphabet Inc - Class A (2)	85	175,314
Alphabet Inc - Class C (2)	189	390,971
AMC Entertainment Holdings Inc - Class A	174	1,777
AMC Networks Inc - Class A (2)	12	638
AT&T Inc	159	4,813
Boston Omaha Corp (2)	101	2,986
Cinemark Holdings Inc	12	245
Comcast Corp - Class A	4,192	226,829
Cumulus Media Inc (2)	79	720
DHI Group Inc (2)	123	412
Discovery Inc (2)	171	7,432
Electronic Arts Inc	506	68,497
EW Scripps Co/The	23	443
Facebook Inc (2)	932	274,502
Fluent Inc (2)	188	771
Frontier Communications Corp (2)	547	153
Gray Television Inc	195	3,588
Interpublic Group of Cos Inc/The	3,842	112,186
Lions Gate Entertainment Corp - Class A (2)	150	2,243
MediaAlpha Inc (2)	9	319
Meredith Corp	32	953
MSG Networks Inc (2)	113	1,700
Netflix Inc (2)	202	105,375
News Corp - Class A	293	7,451
ORBCOMM Inc (2)	58	443
Pinterest Inc - Class A (2)	217	16,065
Roku Inc - Class A (2)	84	27,365
Spotify Technology SA (2)	92	24,651
Take-Two Interactive Software Inc (2)	30	5,301
TechTarget Inc (2)	3	208
TEGNA Inc	375	7,061
Telephone and Data Systems Inc	119	2,732
Twitter Inc (2)	446	28,379
Verizon Communications Inc	3,385	196,838
ViacomCBS Inc	64	2,886
ViacomCBS Inc	216	10,189
Walt Disney Co/The	265	48,898
Yelp Inc (2)	26	1,014
Zillow Group Inc (2)	67	8,686

		1,932,017

Consumer Discretionary - 5.1%
Abercrombie & Fitch Co	10	343
Adient PLC (2)	26	1,149
Amazon.com Inc (2)	182	563,123
American Axle & Manufacturing Holdings Inc (2)	10	97
Aptiv PLC (2)	62	8,550
Aramark	146	5,516
Aspen Group Inc/CO (2)	80	480
Best Buy Co Inc	723	83,008
Big Lots Inc	22	1,503
BorgWarner Inc	24	1,113
Boyd Gaming Corp (2)	82	4,835
Brinker International Inc	28	1,990
Caleres Inc	11	240
Camping World Holdings Inc	128	4,657
Capri Holdings Ltd (2)	87	4,437
Chipotle Mexican Grill Inc (2)	67	95,195
Cooper Tire & Rubber Co	40	2,239
Cooper-Standard Holdings Inc (2)	11	400
Crocs Inc (2)	328	26,388
Dana Inc	182	4,428
Darden Restaurants Inc	98	13,916

Deckers Outdoor Corp (2)	79	26,103
Del Taco Restaurants Inc	36	345
Dillard's Inc - Class A	4	386
Dollar Tree Inc (2)	91	10,416
DR Horton Inc	569	50,709
eBay Inc	343	21,005
El Pollo Loco Holdings Inc (2)	55	887
Etsy Inc (2)	51	10,285
Everi Holdings Inc (2)	25	353
Fiesta Restaurant Group Inc (2)	20	252
Foot Locker Inc	40	2,250
Ford Motor Co (2)	291	3,565
Fossil Group Inc (2)	34	422
GameStop Corp (2)	27	5,125
General Motors Co	920	52,863
Genesco Inc (2)	19	903
Gentex Corp	271	9,667
Goodyear Tire & Rubber Co/The	104	1,827
Greenlane Holdings Inc (2)	79	419
Group 1 Automotive Inc	15	2,367
GrowGeneration Corp (2)	37	1,839
Guess? Inc	31	729
Hanesbrands Inc	29	570
Hilton Grand Vacations Inc (2)	273	10,235
Home Depot Inc/The	890	271,673
Houghton Mifflin Harcourt Co (2)	69	526
International Game Technology PLC	319	5,120
Kohl's Corp	91	5,425
L Brands Inc (2)	79	4,887
Lakeland Industries Inc (2)	15	418
Las Vegas Sands Corp	23	1,397
LCI Industries	32	4,233
Lear Corp	68	12,325
Lennar Corp	169	17,108
Lowe's Cos Inc	1,000	190,180
Lululemon Athletica Inc (2)	39	11,962
Lumber Liquidators Holdings Inc (2)	47	1,181
M/I Homes Inc (2)	70	4,135
Magnite Inc (2)	61	2,538
MarineMax Inc (2)	54	2,665
Marriott International Inc/MD (2)	57	8,442
McDonald's Corp	899	201,502
Meritage Homes Corp (2)	81	7,446
MGM Resorts International	186	7,066
Modine Manufacturing Co (2)	77	1,137
Nautilus Inc (2)	35	547
ODP Corp/The	61	2,641
OneWater Marine Inc (2)	144	5,754
Overstock.com Inc (2)	12	795
Papa John's International Inc	93	8,244
Party City Holdco Inc (2)	79	458
Penn National Gaming Inc (2)	102	10,694
PulteGroup Inc	1,071	56,163
Qurate Retail Inc - Class A	315	3,704
RCI Hospitality Holdings Inc	27	1,717
Red Rock Resorts Inc	52	1,695
Rent-A-Center Inc/TX	713	41,112
Scientific Games Corp (2)	44	1,695
Shake Shack Inc (2)	54	6,090
Sonic Automotive Inc	35	1,735
Starbucks Corp	860	93,972
Steven Madden Ltd	9	335
Sturm Ruger & Co Inc	20	1,321
Tapestry Inc (2)	193	7,954
Target Corp	336	66,552
Taylor Morrison Home Corp (2)	60	1,849
Tenneco Inc (2)	332	3,559
Tesla Inc (2)	313	209,062
Texas Roadhouse Inc (2)	37	3,550
Thor Industries Inc	156	21,019
TopBuild Corp (2)	9	1,885
Town Sports International Holdings Inc (2)	378	108
Tractor Supply Co	3	531
Tupperware Brands Corp (2)	22	581
Ulta Beauty Inc (2)	13	4,019
Vista Outdoor Inc (2)	16	513
VOXX International Corp (2)	48	915

Waitr Holdings Inc (2)	138	404
Williams-Sonoma Inc	5	896
Workhorse Group Inc (2)	68	936
XPEL Inc (2)	20	1,039
Zumiez Inc (2)	14	601

		2,363,140

Consumer Staples - 0.8%
Andersons Inc/The	3	82
Bunge Ltd	1,670	132,381
Casey's General Stores Inc	69	14,917
Conagra Brands Inc	471	17,710
Darling Ingredients Inc (2)	1,059	77,921
Freshpet Inc (2)	12	1,906
Kroger Co/The	396	14,252
Nu Skin Enterprises Inc	9	476
PepsiCo Inc	463	65,491
Performance Food Group Co (2)	91	5,243
PriceSmart Inc	13	1,258
Rite Aid Corp (2)	34	696
SpartanNash Co	34	667
Spectrum Brands Holdings Inc	95	8,075
United Natural Foods Inc (2)	23	758
Walgreens Boots Alliance Inc	250	13,725
Walmart Inc	49	6,656

		362,214

Energy - 0.7%
Amplify Energy Corp	235	653
Antero Resources Corp (2)	96	979
Apache Corp	302	5,406
Ardmore Shipping Corp	60	272
Aspen Aerogels Inc (2)	79	1,607
Baker Hughes Co	645	13,938
Bristow Group Inc (2)	2	52
Cactus Inc	78	2,388
Cimarex Energy Co	54	3,207
Clean Energy Fuels Corp (2)	101	1,388
CNX Resources Corp (2)	85	1,250
ConocoPhillips	770	40,787
CONSOL Energy Inc (2)	112	1,089
Contango Oil & Gas Co (2)	219	854
Continental Resources Inc/OK	22	569
Delek US Holdings Inc	53	1,154
Devon Energy Corp	576	12,586
DHT Holdings Inc	174	1,032
Diamondback Energy Inc	104	7,643
Dorian LPG Ltd (2)	159	2,088
Earthstone Energy Inc (2)	80	572
Energy Fuels Inc/Canada (2)	178	1,011
EOG Resources Inc	277	20,091
EQT Corp (2)	263	4,887
Exterran Corp (2)	11	37
Extraction Oil & Gas Inc A Warrants (2)(8)	2	0
Extraction Oil & Gas Inc B Warrants (2)(8)	1	0
Exxon Mobil Corp	1,881	105,016
Frank's International NV (2)	250	888
Golar LNG Ltd	18	184
Goodrich Petroleum Corp (2)	30	284
Hess Corp	110	7,784
International Seaways Inc	14	271
Laredo Petroleum Inc (2)	42	1,263
Nabors Industries Ltd	2	187
NextDecade Corp (2)	95	254
Nine Energy Service Inc (2)	76	175
Oceaneering International Inc (2)	77	879
Par Pacific Holdings Inc (2)	145	2,047
PDC Energy Inc (2)	65	2,236
Peabody Energy Corp (2)	66	202
Phillips 66	11	897
Pioneer Natural Resources Co	88	13,976
Range Resources Corp (2)	74	764
Renewable Energy Group Inc (2)	58	3,830
Schlumberger NV	661	17,973
Scorpio Tankers Inc	17	314

SilverBow Resources Inc (2)	27	210
SM Energy Co	56	917
Southwestern Energy Co (2)	565	2,627
Targa Resources Corp	388	12,319
Teekay Corp (2)	121	387
TETRA Technologies Inc (2)	91	218
Transocean Ltd (2)	140	497
Uranium Energy Corp (2)	50	143
Valero Energy Corp	197	14,105
W&T Offshore Inc (2)	30	108
Westmoreland Coal Co (2)(8)	539	0
Whiting Petroleum Corp (2)	14	496
Whiting Petroleum Corp A Warrants (2)	12	39
Whiting Petroleum Corp B Warrants (2)	9	27
World Fuel Services Corp	100	3,520

		320,577

Financials - 4.1%
AGNC Investment Corp	995	16,676
Allstate Corp/The	103	11,835
Ally Financial Inc	542	24,504
American Express Co	170	24,045
American Financial Group Inc/OH	35	3,994
Ameriprise Financial Inc	9	2,092
Ameris Bancorp	187	9,819
Annaly Capital Management Inc	77	662
Arbor Realty Trust Inc	481	7,648
Artisan Partners Asset Management Inc	59	3,078
Associated Banc-Corp	766	16,346
BancorpSouth Bank	1	32
Bank of America Corp	3,264	126,284
Bank of New York Mellon Corp/The	648	30,644
Bank of NT Butterfield & Son Ltd/The	113	4,319
Bank OZK	33	1,348
Berkshire Hathaway Inc - Class B (2)	1,431	365,578
BM Technologies Inc (2)	20	233
BOK Financial Corp	102	9,111
Cadence BanCorp	20	415
Charles Schwab Corp/The	774	50,449
Chimera Investment Corp	8	102
Citigroup Inc	703	51,143
Citizens Financial Group Inc	360	15,894
Civista Bancshares Inc	50	1,147
CNO Financial Group Inc	488	11,854
Comerica Inc	60	4,304
Curo Group Holdings Corp	52	759
Customers Bancorp Inc (2)	56	1,782
East West Bancorp Inc	140	10,332
Elevate Credit Inc (2)	87	254
Ellington Residential Mortgage REIT	183	2,253
Erie Indemnity Co	51	11,266
Esquire Financial Holdings Inc (2)	8	182
Evercore Inc	133	17,521
Fifth Third Bancorp	443	16,590
First Citizens BancShares Inc/NC	4	3,343
First Horizon Corp	509	8,607
FNB Corp/PA	79	1,003
Goosehead Insurance Inc	46	4,930
Hartford Financial Services Group Inc/The	92	6,145
Hilltop Holdings Inc	171	5,836
JPMorgan Chase & Co	1,597	243,111
KeyCorp	436	8,711
LendingClub Corp (2)	32	529
M&T Bank Corp	75	11,371
Medley Management Inc (2)	21	147
Meta Financial Group Inc	34	1,541
MetLife Inc	10	608
Moelis & Co	89	4,884
Morgan Stanley	798	61,973
Mr Cooper Group Inc (2)	271	9,420
NewStar Financial Contingent Value Rights (2)(8)	34	0
Northrim BanCorp Inc	125	5,314
OneMain Holdings Inc	51	2,740
Oppenheimer Holdings Inc	61	2,443
PennyMac Financial Services Inc	279	18,657
PennyMac Mortgage Investment Trust	113	2,215

People's United Financial Inc	341	6,104
Pinnacle Financial Partners Inc	53	4,699
PNC Financial Services Group Inc/The	120	21,049
Popular Inc (2)	201	14,134
Progressive Corp/The	1,612	154,123
Pzena Investment Management Inc	268	2,822
QCR Holdings Inc	16	756
RBB Bancorp	42	851
Ready Capital Corp	178	2,389
Regions Financial Corp	1,196	24,709
Selective Insurance Group Inc	11	798
Siebert Financial Corp (2)	28	113
Signature Bank/New York NY	20	4,522
Silvercrest Asset Management Group Inc	74	1,064
Silvergate Capital Corp (2)	10	1,422
Simmons First National Corp	114	3,382
SLM Corp	403	7,242
South State Corp	27	2,120
Starwood Property Trust Inc	283	7,001
Stewart Information Services Corp	407	21,176
StoneX Group Inc (2)	36	2,354
SVB Financial Group (2)	36	17,772
Synchrony Financial	3,415	138,854
Synovus Financial Corp	89	4,072
T Rowe Price Group Inc	94	16,130
TCF Financial Corp	68	3,159
Triumph Bancorp Inc (2)	30	2,322
Truist Financial Corp	843	49,164
Trupanion Inc (2)	15	1,143
United Community Banks Inc/GA	101	3,446
Unum Group	689	19,175
Valley National Bancorp	187	2,569
Virtus Investment Partners Inc	41	9,656
Walker & Dunlop Inc	115	11,815
Webster Financial Corp	161	8,873
Wells Fargo & Co	1,364	53,291
Western Alliance Bancorp	86	8,122
Wins Finance Holdings Inc (2)	37	213
Wintrust Financial Corp	31	2,350
Zions Bancorp NA	61	3,353

		1,896,332

Healthcare - 7.0%
Abbott Laboratories	456	54,647
AbbVie Inc	1,907	206,376
Abeona Therapeutics Inc (2)	95	179
AcelRx Pharmaceuticals Inc (2)	50	85
ADMA Biologics Inc (2)	28	49
Adverum Biotechnologies Inc (2)	60	592
AgeX Therapeutics Inc (2)	13	21
Agilent Technologies Inc	723	91,922
Akebia Therapeutics Inc (2)	4	14
Alexion Pharmaceuticals Inc (2)	63	9,633
Align Technology Inc (2)	45	24,369
Alkermes PLC (2)	145	2,709
Allscripts Healthcare Solutions Inc (2)	23	345
Amedisys Inc (2)	2	530
AmerisourceBergen Corp	77	9,091
Amgen Inc	608	151,276
Amneal Pharmaceuticals Inc (2)	26	175
Apellis Pharmaceuticals Inc (2)	66	2,832
Arcutis Biotherapeutics Inc (2)	25	723
Arrowhead Pharmaceuticals Inc (2)	63	4,178
Arvinas Inc (2)	39	2,578
Assertio Holdings Inc (2)	530	362
Axogen Inc (2)	76	1,540
Beam Therapeutics Inc (2)	25	2,001
Beyondspring Inc (2)	36	399
BioDelivery Sciences International Inc (2)	595	2,326
Bio-Rad Laboratories Inc (2)	22	12,566
Bio-Techne Corp	24	9,166
Blueprint Medicines Corp (2)	36	3,500
Bridgebio Pharma Inc (2)	52	3,203
Bristol-Myers Squibb Co	2,289	144,505
Calyxt Inc (2)	30	181
Cardinal Health Inc	934	56,741

CareDx Inc (2)	74	5,039
CASI Pharmaceuticals Inc (2)	17	41
Catalent Inc (2)	302	31,804
Catalyst Pharmaceuticals Inc (2)	308	1,420
cbdMD Inc (2)	7	29
Celcuity Inc (2)	1	14
Centene Corp (2)	240	15,338
Centogene NV (2)	27	328
Cerecor Inc (2)	178	538
Cerner Corp	1,174	84,387
Charles River Laboratories International Inc (2)	3	869
ChemoCentryx Inc (2)	37	1,896
Chimerix Inc (2)	39	376
Community Health Systems Inc (2)	2	27
Computer Programs and Systems Inc	34	1,040
Conformis Inc (2)	10	10
CorMedix Inc (2)	38	380
CVS Health Corp	1,029	77,412
CytomX Therapeutics Inc (2)	98	758
Danaher Corp	539	121,318
Deciphera Pharmaceuticals Inc (2)	37	1,659
Denali Therapeutics Inc (2)	37	2,113
DENTSPLY SIRONA Inc	261	16,654
Dicerna Pharmaceuticals Inc (2)	47	1,202
Dynavax Technologies Corp (2)	11	108
Editas Medicine Inc (2)	29	1,218
Edwards Lifesciences Corp (2)	255	21,328
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	99	0
Eli Lilly and Co	514	96,025
Eloxx Pharmaceuticals Inc (2)	75	249
Emergent BioSolutions Inc (2)	43	3,995
Endo International PLC (2)	245	1,815
Evelo Biosciences Inc (2)	46	492
Exact Sciences Corp (2)	67	8,829
Exelixis Inc (2)	195	4,405
Fate Therapeutics Inc (2)	50	4,123
Frequency Therapeutics Inc (2)	56	532
Fulgent Genetics Inc (2)	7	676
Genprex Inc (2)	180	776
Gilead Sciences Inc	1,261	81,498
Globus Medical Inc (2)	23	1,418
Guardant Health Inc (2)	11	1,679
HCA Healthcare Inc	121	22,789
Hill-Rom Holdings Inc	198	21,875
Hologic Inc (2)	2	149
Horizon Therapeutics Plc (2)	525	48,321
Humana Inc	6	2,516
IDEXX Laboratories Inc (2)	52	25,444
IGM Biosciences Inc (2)	2	153
Illumina Inc (2)	53	20,355
ImmunityBio Inc (2)	5	119
Inogen Inc (2)	42	2,206
Insmed Inc (2)	47	1,601
Intellia Therapeutics Inc (2)	25	2,006
Iovance Biotherapeutics Inc (2)	245	7,757
Jazz Pharmaceuticals PLC (2)	52	8,547
Johnson & Johnson	1,925	316,374
Jounce Therapeutics Inc (2)	62	637
Kodiak Sciences Inc (2)	24	2,721
La Jolla Pharmaceutical Co (2)	23	98
Ligand Pharmaceuticals Inc (2)	2	305
Mallinckrodt PLC (2)	22	8
MannKind Corp (2)	309	1,211
McKesson Corp	173	33,742
Medtronic PLC	1,672	197,513
Merck & Co Inc	2,769	213,462
Mirati Therapeutics Inc (2)	7	1,199
Moderna Inc (2)	425	55,654
ModivCare Inc (2)	4	592
Molina Healthcare Inc (2)	32	7,480
Myriad Genetics Inc (2)	4	122
Natera Inc (2)	51	5,179
Natus Medical Inc (2)	113	2,894
Neurocrine Biosciences Inc (2)	66	6,419
NextGen Healthcare Inc (2)	164	2,968
Novavax Inc (2)	29	5,258
Novocure Ltd (2)	21	2,776

Ocular Therapeutix Inc (2)	21	345
Oncocyte Corp (2)	95	493
Organogenesis Holdings Inc (2)	28	510
Owens & Minor Inc	47	1,767
Pacific Biosciences of California Inc (2)	93	3,098
Palatin Technologies Inc (2)	689	475
PerkinElmer Inc	85	10,905
Perrigo Co PLC	540	21,854
Pfizer Inc	3,860	139,848
PolarityTE Inc (2)	3	3
Precigen Inc (2)	53	365
Quest Diagnostics Inc	128	16,428
Quidel Corp (2)	44	5,629
R1 RCM Inc (2)	71	1,752
Regeneron Pharmaceuticals Inc (2)	318	150,459
ResMed Inc	19	3,686
Rocket Pharmaceuticals Inc (2)	11	488
Royalty Pharma PLC	327	14,264
Scholar Rock Holding Corp (2)	5	253
Seagen Inc (2)	93	12,914
Seres Therapeutics Inc (2)	11	226
Solid Biosciences Inc (2)	61	337
Sorrento Therapeutics Inc (2)	107	885
Spectrum Pharmaceuticals Inc (2)	192	626
SpringWorks Therapeutics Inc (2)	22	1,619
STAAR Surgical Co (2)	16	1,687
STERIS PLC	49	9,334
Stoke Therapeutics Inc (2)	30	1,165
Stryker Corp	87	21,191
Supernus Pharmaceuticals Inc (2)	30	785
Sutro Biopharma Inc (2)	28	637
Syros Pharmaceuticals Inc (2)	15	112
Teladoc Health Inc (2)	7	1,272
Tenet Healthcare Corp (2)	41	2,132
TG Therapeutics Inc (2)	40	1,928
Thermo Fisher Scientific Inc	191	87,169
Translate Bio Inc (2)	51	841
TransMedics Group Inc (2)	10	415
Travere Therapeutics Inc (2)	2	50
Turning Point Therapeutics Inc (2)	39	3,689
Twist Bioscience Corp (2)	39	4,831
Tyme Technologies Inc (2)	70	125
Ultragenyx Pharmaceutical Inc (2)	40	4,554
United Therapeutics Corp (2)	132	22,080
Universal Health Services Inc	15	2,001
Vanda Pharmaceuticals Inc (2)	28	421
Veeva Systems Inc (2)	37	9,666
Veracyte Inc (2)	98	5,268
Vertex Pharmaceuticals Inc (2)	212	45,557
Viatris Inc (2)	1,031	14,403
VolitionRX Ltd (2)	8	30
WaVe Life Sciences Ltd (2)	56	314
West Pharmaceutical Services Inc	88	24,797
Xencor Inc (2)	44	1,895
Zimmer Biomet Holdings Inc	420	67,234
ZIOPHARM Oncology Inc (2)	104	374
Zoetis Inc	588	92,598

		3,230,866

Industrials - 2.7%
3M Co	342	65,897
ABM Industries Inc	110	5,611
Acacia Research Corp (2)	325	2,161
AGCO Corp	125	17,956
Allegiant Travel Co (2)	44	10,739
Altra Industrial Motion Corp	17	940
Ameresco Inc - Class A (2)	74	3,599
ArcBest Corp	63	4,433
Array Technologies Inc (2)	48	1,431
ASGN Inc (2)	16	1,527
Atkore Inc (2)	46	3,307
Atlas Air Worldwide Holdings Inc (2)	23	1,390
Axon Enterprise Inc (2)	53	7,548
AZZ Inc	10	504
BGSF Inc	48	672

Blue Bird Corp (2)	10	250
Boise Cascade Co	204	12,205
Builders FirstSource Inc (2)	72	3,339
CAI International Inc	38	1,730
Caterpillar Inc	228	52,866
Chart Industries Inc (2)	23	3,274
CoreLogic Inc/United States	66	5,231
Costamare Inc	25	241
CSX Corp	313	30,179
Cummins Inc	557	144,324
Deere & Co	277	103,637
Eaton Corp PLC	361	49,919
EMCOR Group Inc	269	30,171
Emerson Electric Co	360	32,479
Encore Wire Corp	25	1,678
EnerSys	60	5,448
ExOne Co/The (2)	11	345
FedEx Corp	128	36,357
FuelCell Energy Inc (2)	169	2,435
Genco Shipping & Trading Ltd	30	302
Generac Holdings Inc (2)	31	10,151
General Electric Co	3,002	39,416
GrafTech International Ltd	300	3,669
Harsco Corp (2)	13	223
Herman Miller Inc	52	2,140
Hertz Global Holdings Inc (2)	153	263
HNI Corp	66	2,611
Huntington Ingalls Industries Inc	28	5,764
Hyster-Yale Materials Handling Inc	32	2,788
Kansas City Southern	95	25,072
Kelly Services Inc - Class A	61	1,358
L B Foster Co - Class A (2)	20	358
Landstar System Inc	56	9,243
Lawson Products Inc/DE (2)	15	778
Lockheed Martin Corp	146	53,947
ManpowerGroup Inc	470	46,483
Matson Inc	68	4,536
Maxar Technologies Inc	76	2,874
McGrath RentCorp	88	7,097
Meritor Inc (2)	104	3,060
Mesa Air Group Inc (2)	318	4,277
Miller Industries Inc/TN	174	8,037
Moog Inc	138	11,475
MSC Industrial Direct Co Inc	148	13,348
Mueller Industries Inc	153	6,327
MYR Group Inc (2)	10	717
National Presto Industries Inc	16	1,633
Old Dominion Freight Line Inc	42	10,097
Oshkosh Corp	87	10,323
PAE Inc (2)	140	1,263
Pitney Bowes Inc	150	1,236
Plug Power Inc (2)	223	7,992
Primoris Services Corp	614	20,342
Quad/Graphics Inc	264	932
Quanta Services Inc	1,185	104,256
Radiant Logistics Inc (2)	67	466
Regal Beloit Corp	180	25,682
Resideo Technologies Inc (2)	69	1,949
Rush Enterprises Inc	196	9,767
Ryder System Inc	183	13,844
Safe Bulkers Inc (2)	365	894
Saia Inc (2)	19	4,381
Shyft Group Inc/The	78	2,902
SkyWest Inc	28	1,525
Steelcase Inc - Class A	132	1,899
Team Inc (2)	40	461
Terex Corp	5	230
Textainer Group Holdings Ltd (2)	119	3,409
Timken Co/The	93	7,549
Triton International Ltd	269	14,792
Tutor Perini Corp (2)	17	322
Uber Technologies Inc (2)	205	11,175
Union Pacific Corp	6	1,322
United Parcel Service Inc - Class B	291	49,467
United Rentals Inc (2)	6	1,976
Valmont Industries Inc	15	3,565
Vectrus Inc (2)	46	2,458
WESCO International, Inc. Series A Variable Preferred (10)	81	2,493

		1,230,739

Information Technology - 9.9%
3D Systems Corp (2)	84	2,305
Accenture PLC	83	22,929
ACI Worldwide Inc (2)	279	10,616
Adobe Inc (2)	370	175,887
ADTRAN Inc	20	334
Allegro MicroSystems Inc (2)	573	14,526
Alliance Data Systems Corp	7	785
Amkor Technology Inc	241	5,714
Appian Corp (2)	7	931
Apple Inc	6,035	737,175
Applied Materials Inc	1,397	186,639
Arrow Electronics Inc (2)	349	38,676
AstroNova Inc	22	295
Avnet Inc	649	26,940
Bill.com Holdings Inc (2)	24	3,492
Brightcove Inc (2)	30	604
Broadcom Inc	192	89,023
Cadence Design Systems Inc (2)	293	40,138
Calix Inc (2)	18	624
Cambium Networks Corp (2)	3	140
CDW Corp/DE	1	166
Cerence Inc (2)	47	4,210
ChannelAdvisor Corp (2)	53	1,248
Cisco Systems Inc/Delaware	1,424	73,635
Citrix Systems Inc	337	47,301
Cloudera Inc (2)	213	2,592
Cloudflare Inc (2)	64	4,497
Cognex Corp	61	5,062
Cognizant Technology Solutions Corp	195	15,233
CommScope Holding Co Inc (2)	199	3,057
CommVault Systems Inc (2)	587	37,862
Concentrix Corp (2)	52	7,785
Conduent Inc (2)	454	3,024
Cornerstone OnDemand Inc (2)	190	8,280
Corning Inc	69	3,002
Coupa Software Inc (2)	8	2,036
Crowdstrike Holdings Inc (2)	94	17,156
Dell Technologies Inc - Class C (2)	99	8,727
Diebold Nixdorf Inc (2)	22	311
Digi International Inc (2)	338	6,419
Digital Turbine Inc (2)	173	13,902
Diodes Inc (2)	12	958
DocuSign Inc (2)	97	19,638
DXC Technology Co	173	5,408
Dynatrace Inc (2)	78	3,763
Enphase Energy Inc (2)	34	5,513
Euronet Worldwide Inc (2)	71	9,819
Extreme Networks Inc (2)	1	9
FireEye Inc (2)	55	1,076
Fortinet Inc (2)	56	10,328
Hewlett Packard Enterprise Co	1,058	16,653
HP Inc	1,959	62,198
HubSpot Inc (2)	13	5,905
II-VI Inc (2)	55	3,760
Information Services Group Inc (2)	45	198
Intel Corp	2,707	173,248
Intuit Inc	456	174,675
Itron Inc (2)	32	2,837
Kimball Electronics Inc (2)	119	3,070
KLA Corp	477	157,601
Lam Research Corp	101	60,119
Manhattan Associates Inc (2)	5	587
Mastercard Inc	525	186,926
McAfee Corp (2)	284	6,458
Microchip Technology Inc	57	8,848
Micron Technology Inc (2)	633	55,837
Microsoft Corp	3,791	893,804
MicroStrategy Inc (2)	7	4,752
MKS Instruments Inc	12	2,225
MoneyGram International Inc (2)	87	572
MongoDB Inc (2)	3	802

Monolithic Power Systems Inc	19	6,711
NortonLifeLock Inc	657	13,968
NVIDIA Corp	103	54,995
OneSpan Inc (2)	54	1,323
Oracle Corp	1,404	98,519
PagerDuty Inc (2)	53	2,132
PayPal Holdings Inc (2)	405	98,350
Photronics Inc (2)	250	3,215
Plantronics Inc	38	1,479
Power Integrations Inc	121	9,859
Priority Technology Holdings Inc (2)	60	416
Progress Software Corp	384	16,919
QUALCOMM Inc	778	103,155
Rimini Street Inc (2)	42	377
RingCentral Inc - Class A (2)	20	5,958
salesforce.com Inc (2)	365	77,333
Sanmina Corp (2)	155	6,414
Semtech Corp (2)	13	897
Skyworks Solutions Inc	96	17,614
Smartsheet Inc (2)	47	3,004
Sonim Technologies Inc (2)	194	159
SPS Commerce Inc (2)	36	3,575
SS&C Technologies Holdings Inc	1,873	130,867
StoneCo Ltd (2)	195	11,938
Stratasys Ltd (2)	69	1,787
Sykes Enterprises Inc (2)	43	1,895
Teradata Corp (2)	62	2,389
Teradyne Inc	281	34,192
TESSCO Technologies Inc	18	130
Texas Instruments Inc	662	125,111
Trade Desk Inc/The (2)	25	16,292
Trimble Inc (2)	246	19,136
TTEC Holdings Inc	68	6,831
Twilio Inc - Class A (2)	64	21,809
Ultra Clean Holdings Inc (2)	63	3,657
Veritone Inc (2)	28	671
VirnetX Holding Corp	631	3,515
Visa Inc	427	90,409
Vishay Intertechnology Inc	203	4,888
Vontier Corp (2)	37	1,120
Workday Inc (2)	21	5,217
Xperi Holding Corp	268	5,834
Zebra Technologies Corp - Class A (2)	64	31,052
Zoom Video Communications Inc - Class A (2)	91	29,237
Zscaler Inc (2)	77	13,219

		4,588,433

Materials - 1.1%
AdvanSix Inc (2)	142	3,808
Amyris Inc (2)	50	955
Avery Dennison Corp	191	35,077
Avient Corp	49	2,316
Berry Global Group Inc (2)	121	7,429
Caledonia Mining Corp PLC	104	1,486
Celanese Corp	87	13,033
Coeur Mining Inc (2)	75	677
Commercial Metals Co	92	2,837
Corteva Inc	268	12,494
Dow Inc	382	24,425
Eastman Chemical Co	356	39,203
Element Solutions Inc	50	915
Flotek Industries Inc (2)	207	348
Freeport-McMoRan Inc	706	23,249
Hawkins Inc	67	2,246
Huntsman Corp	519	14,963
Koppers Holdings Inc (2)	69	2,398
Kronos Worldwide Inc	52	796
Louisiana-Pacific Corp	204	11,314
LyondellBasell Industries NV	115	11,966
Mosaic Co/The	169	5,342
Myers Industries Inc	142	2,806
Newmont Corp	1,433	86,367
Nucor Corp	31	2,488
Olin Corp	110	4,177
Packaging Corp of America	10	1,345
Rayonier Advanced Materials Inc (2)	61	553

Reliance Steel & Aluminum Co		299	45,535
Ryerson Holding Corp (2)		46	784
Scotts Miracle-Gro Co/The		438	107,297
Southern Copper Corp		61	4,140
Steel Dynamics Inc		158	8,020
Stepan Co		23	2,924
SunCoke Energy Inc		267	1,872
Trinseo SA		29	1,846
Tronox Holdings PLC		108	1,976
United States Steel Corp		38	994
Westlake Chemical Corp		25	2,220
Westrock Co		54	2,811

			495,432

Real Estate Investment Trust - 1.2%
Altisource Portfolio Solutions SA (2)		101	928
American Homes 4 Rent		421	14,036
American Tower Corp		166	39,684
Ashford Hospitality Trust Inc		137	404
CareTrust REIT Inc		65	1,514
CatchMark Timber Trust Inc		163	1,659
CBL & Associates Properties Inc (2)		792	107
CorEnergy Infrastructure Trust Inc		147	1,039
Corporate Office Properties Trust		406	10,690
CubeSmart		825	31,210
CyrusOne Inc		64	4,334
DiamondRock Hospitality Co (2)		81	834
EastGroup Properties Inc		241	34,530
Equinix Inc		51	34,659
Extra Space Storage Inc		302	40,030
Getty Realty Corp		87	2,464
Healthcare Realty Trust Inc		826	25,044
Healthcare Trust of America Inc - Class A		595	16,410
Host Hotels & Resorts Inc		118	1,988
Iron Mountain Inc		605	22,391
Lamar Advertising Co		597	56,070
Life Storage Inc		91	7,821
LTC Properties Inc		501	20,902
Maui Land & Pineapple Co Inc (2)		8	92
National Health Investors Inc		14	1,012
National Storage Affiliates Trust		2,067	82,535
Newmark Group Inc		331	3,312
Omega Healthcare Investors Inc		236	8,645
Park Hotels & Resorts Inc		138	2,978
PotlatchDeltic Corp		105	5,557
PS Business Parks Inc		163	25,197
Public Storage		159	39,235
RAIT Financial Trust (2)(8)		287	0
SBA Communications Corp		59	16,375
Spirit MTA REIT Liquidating Trust (2)(8)		385	0
Stratus Properties Inc (2)		5	153
Tanger Factory Outlet Centers Inc (3)		93	1,407
Trinity Place Holdings Inc (2)		331	692

			555,938

Utilities - 1.0%
Atlantic Power Corp (2)		432	1,248
DTE Energy Co		1,056	140,596
Duke Energy Corp		404	38,998
MDU Resources Group Inc		944	29,840
NextEra Energy Inc		992	75,005
NRG Energy Inc		656	24,751
PPL Corp		132	3,807
Public Service Enterprise Group Inc		1,784	107,415
UGI Corp		462	18,947
Vistra Corp		764	13,494

			454,101

Total Common Stocks	(Cost	$12,470,488)	17,429,789

Registered Investment Companies - 17.8%

Baird Core Plus Bond Fund - Class I		23,220	271,673
Dodge & Cox Income Fund		17,222	243,181
DoubleLine Total Return Bond Fund - Class I		15,051	157,436
Guggenheim Total Return Bond Fund - Class I		3,762	106,829
iShares 0-5 Year High Yield Corporate Bond ETF (9)		9,767	447,426
iShares Core MSCI EAFE ETF (9)		42,298	3,047,571
iShares Core MSCI Emerging Markets ETF (9)		12,312	792,400
iShares JP Morgan USD Emerging Markets Bond ETF (9)		734	79,918
Lord Abbett High Yield Fund - Class I		35,147	263,249
Payden Emerging Markets Bond Fund - Class I		4,455	58,317
PGIM Total Return Bond Fund - Class R6		16,264	233,222
Pioneer Bond Fund - Class Y		18,845	186,001
Segall Bryant & Hamill Plus Bond Fund - Class I		18,232	195,813
SPDR Bloomberg Barclays High Yield Bond ETF (3)(9)		3,203	348,486
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (9)		25,986	710,197
TCW Emerging Markets Income Fund - Class I		7,319	58,482
Vanguard Intermediate-Term Corporate Bond ETF (9)		1,681	156,383
Vanguard Short-Term Bond ETF (9)		5,031	413,498
Xtrackers USD High Yield Corporate Bond ETF (9)		8,673	433,565

Total Registered Investment Companies	(Cost	$6,971,108)	8,203,647

Money Market Registered Investment Companies - 33.4%

Meeder Institutional Prime Money Market Fund, 0.06% (5)		14,995,932	14,998,932
Morgan Stanley Government Institutional Fund, 0.03% (4)		422,914	422,914

Total Money Market Registered Investment Companies	(Cost	$15,417,916)	15,421,846

Bank Obligations - 1.6%

First Merchants Bank Deposit Account, 0.30%, 4/1/2021 (6)		248,531	248,531
Metro City Bank Deposit Account, 0.10%, 4/1/2021 (6)		248,282	248,282
Pacific Mercantile Bank Deposit Account, 0.10%, 4/1/2021 (6)		246,884	246,884

Total Bank Obligations	(Cost	$743,697)	743,697

Total Investments - 90.6%	(Cost	$35,603,209)	41,798,979

Other Assets less Liabilities - 9.4%			4,346,036

Total Net Assets - 100.0%			46,145,015

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		1,771	23,537
Meeder Dynamic Allocation Fund - Retail Class		4,548	64,127
Meeder Muirfield Fund - Retail Class		2,069	18,042
Meeder Conservative Allocation Fund - Retail Class		513	12,281

Total Trustee Deferred Compensation	(Cost	$91,128)	117,987

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	144	6/18/2021	15,782,400	(134,750)
Mini MSCI Emerging Markets Index Futures	58	6/18/2021	3,835,250	(63,110)
Russell 2000 Mini Index Futures	1	6/18/2021	111,125	288
Standard & Poors 500 Mini Futures	2	6/18/2021	396,740	335

Total Futures Contracts	205		20,125,515	(197,237)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$41,055,282	$(197,237)
Level 2 - Other Significant Observable Inputs	743,697	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$41,798,979	$(197,237)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed a Level 3 security.

(9)	Exchange-traded fund.

(10)	Preferred stock.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.